Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Equity portion of convertible notes			$ 8,471
Deferred income tax recovery	$ 2,642	$ 6,419	$ 4,485
United States statutory income tax rate			21.00%	35.00%
Accumulated tax losses available to offset future years' federal and provincial taxable income			$ 51,064	$ 30,000
Operating Loss Carryforwards			51,064
Deferred Tax Asset, Valuation Allowance [Member]
Operating Loss Carryforwards [Line Items]
Increase in deferred tax valuation allowance			5,832	2,765
Valuation allowance increase due to current year losses tax credit foreign exchange and other			10,317
Australian [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			162	167
Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 2,538	$ 74
Net operating loss carryforward expiration year			2023
Net operating loss carryforward expiration period			5 years
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 19,872
Net operating loss carryforwards offset percentage of taxable income.			80.00%
Alef [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax liability from initial recognition			$ 100
Convertible Senior Notes Due 2023
Operating Loss Carryforwards [Line Items]
Equity portion of convertible notes			$ 8,809